Stock-based Compensation Plans - Stock Options, Fair Value Assumptions (Details) - $ / shares shares in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2019	Mar. 31, 2018	Feb. 28, 2018	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)				852
Exercise price (CAD per share)				$ 47.57
Grant date fair value (CAD per share)				$ 3.70
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (shares)	852	40	722
Exercise price (CAD per share)	$ 47.57	$ 42.00	$ 41.27
Grant date fair value (CAD per share)	$ 3.70	$ 4.08	$ 3.43
Valuation assumptions:
Dividend yield (percent)	3.80%	3.70%	3.70%
Expected volatility (percent)	15.20%	15.70%	15.50%
Risk-free interest rate	1.80%	2.00%	2.10%
Weighted average expected life (years)	5 years 7 months 6 days	5 years 7 months 6 days	5 years 7 months 6 days
Volume weighted average share price (period)				5 days